Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Current assets
Cash and cash equivalents	$ 411		$ 2,871		$ 20,223
Short-term notes receivable	35,000
Deferred financing costs, net					28,594
Prepaid expenses and other current assets	27,028		24,867		63,956
Total current assets	62,439		27,738		112,773
Property and equipment, net	15,478		22,919		43,919
Total assets	77,917		50,657		156,692
Current liabilities
Accounts payable	2,124,952		1,664,296		1,763,581
Accrued interest	756,243		551,711		139,098
Advances on stock subscriptions	304,500
Accrued expenses and other liabilities	672,309		478,446		382,341
Notes payable - related party			300,000		102,416
Notes payable, net of debt discount	1,106,242		1,130,043		1,776,299
Deferred revenue	189,500		189,500		189,500
Total current liabilities	5,153,746		4,313,996		4,353,235
Total liabilities	5,153,746		4,313,996		4,353,235
Stockholders' deficit
Preferred stock	127,200	[1]		[2]		[2]
Common stock and additional paid-in-capital	51,196,951	[3]	49,253,823	[4]	44,077,472	[5]
Accumulated deficit	(56,399,980)		(53,517,162)		(48,274,015)
Total stockholders' deficit	(5,075,829)		(4,263,339)		(4,196,543)
Total liabilities and stockholders' deficit	$ 77,917		$ 50,657		$ 156,692

[1]	5,000,000 shares authorized, Series A preferred stock and additional-paid-in capital, convertible, $0.001 par value, 2,500,000 shares designated, 2,312,727 shares issued and outstanding
[2]	5,000,000 shares authorized, Series A preferred sotck and additional-paid-in capital, convertible, $0.001 par value, 2,500,000 shares designated, 0 shares issued and outstanding
[3]	$0.001 par value, 500,000,000 shares authorized, 117,038,475 shares issued and 116,590,118 outstanding
[4]	$0.001 par value, 80,000,000 shares authorized, 59,175,376 shares issued and 53,229,325 outstanding
[5]	$0.001 par value, 80,000,000 shares authorized, 34,833,598 shares issued and 34,377,890 outstanding